Shareholders’ Equity - Share capital (Details)		1 Months Ended	12 Months Ended
	Jun. 28, 2017 EUR (€) shares	Nov. 30, 2017 EUR (€) shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Nov. 30, 2017 $ / shares	Nov. 30, 2017 € / shares	Jun. 28, 2017 $ / shares	Jun. 28, 2017 € / shares	Oct. 02, 2015 USD ($)	Oct. 02, 2015 EUR (€)
Shareholders’ Equity
Authorized share capital | €			€ 3,000,000
Maximum aggregate offering of ordinary shares										$ 200,000,000	€ 166,764,000
Par value per share | € / shares			€ 0.04
shares were issued and fully paid in cash			36,425,014
Treasury shares			4,503,149	1,173,958
Shares issued in the period | €			€ 25,685,000
Ordinary
Shareholders’ Equity
In issue at January 1			23,346,856	23,345,965	23,338,154
Issued for cash			8,573,975
Exercise of share options			1,034	891	7,811
Treasury shares issued			4,503,149
In issue at December 31 - fully paid			36,425,014	23,346,856	23,345,965
Number of shares authorised			37,500,000
Preferred
Shareholders’ Equity
Number of shares authorised			37,500,000
Market offering program
Shareholders’ Equity
In issue at December 31 - fully paid			976,477
Transaction cost | €			€ 127,000
Net proceeds | €			€ 4,138,000
Institutional investors
Shareholders’ Equity
In issue at December 31 - fully paid	1,200,000
Share price | (per share)								$ 5.00	€ 4.40
Gross proceeds | €	€ 5,278,000
Transaction cost | €	414,000
Net proceeds | €	€ 4,864,000
Underwritten public offering and direct offering
Shareholders’ Equity
In issue at December 31 - fully paid		6,397,498
Share price | (per share)						$ 3.25	€ 2.76
Gross proceeds | €		€ 17,671,000
Transaction cost | €		988,000
Net proceeds | €		€ 16,683,000
Cantor Fitzgerald & Co | Ordinary
Shareholders’ Equity
Maximum aggregate offering of ordinary shares										$ 60,000,000	€ 50,029,000